Summary of Significant Accounting Policies - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Frozen for a lawsuit
Restricted cash
Restricted Cash	¥ 13,782	¥ 38,811